UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM FOR SUBMISSION OF ELECTRONIC EXHIBITS FOR

ASSET-BACKED SECURITIES

Commission File Number of the issuing entity: 333-227081-01

Central Index Key Number of the issuing entity: 0001763502

CSAIL 2019-C15 Commercial Mortgage Trust

(Exact name of issuing entity as specified in its charter)

Commission File Number of the depositor: 333-227081

Central Index Key Number of the depositor: 0001654060

Credit Suisse Commercial Mortgage Securities Corp.

(Exact name of depositor as specified in its charter)

Column Financial, Inc.

(Central Index Key Number 0001628601)

3650 REIT

(Central Index Key Number 0001767304)

Societe Generale Financial Corporation

(Central Index Key Number 0001755531)

BSPRT CMBS Finance, LLC

(Central Index Key Number 0001722518)

(Exact name of sponsor as specified in its charter)

Charles Y. Lee (212) 538-1807

(Name and telephone number, including area code, of the person to contact in connection with this filing)

INFORMATION TO BE INCLUDED WITH THIS FORM

Item 1. File an Asset Data File in accordance with Exhibit 601(b)(102) (17 CFR 229.601(b)(102)).

Item 2. File an Asset Related Document in accordance with Exhibit 601(b)(103) (17 CFR 229.601(b)(103)).

SIGNATURES

The depositor has duly caused this Form to be signed on its behalf by the undersigned hereunto duly authorized.

Credit Suisse Commercial Mortgage Securities Corp.
(Depositor)

/s/ Charles Y. Lee
Date:	February 15, 2019	(Signature)*